Financial Instruments and Financial Risk Management - Schedule of Analyzes Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Less than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	$ 933	$ 393
Other non-current liability
Long-term loans		1,033
Accounts payable and accruals	8,357	4,735
Non-derivative financial liabilities	9,290	6,161
Between one to two years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	879	335
Other non-current liability	400
Long-term loans		39
Accounts payable and accruals
Non-derivative financial liabilities	1,279	374
More than two years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	1,320
Other non-current liability
Long-term loans
Accounts payable and accruals
Non-derivative financial liabilities	$ 1,320